Invesco Van Kampen Municipal Income Fund | Summary - Invesco Van Kampen Municipal Income Fund - Class A, B, C, and Y

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:

Invesco Van Kampen Municipal Income Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen Municipal Income Fund Summary - Invesco Van Kampen Municipal Income Fund - Class A, B, C, and Y	Class A, Invesco Van Kampen Municipal Income Fund	Class B, Invesco Van Kampen Municipal Income Fund	Class C, Invesco Van Kampen Municipal Income Fund	Class Y, Invesco Van Kampen Municipal Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen Municipal Income Fund Summary - Invesco Van Kampen Municipal Income Fund - Class A, B, C, and Y		Class A, Invesco Van Kampen Municipal Income Fund	Class B, Invesco Van Kampen Municipal Income Fund	Class C, Invesco Van Kampen Municipal Income Fund	Class Y, Invesco Van Kampen Municipal Income Fund
Management Fees		0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.12%	0.12%	0.12%	0.12%
Interest Expenses		0.08%	0.08%	0.08%	0.08%
Total Other Expenses		0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	[1]	0.91%	1.66%	1.66%	0.66%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen Municipal Income Fund Summary - Invesco Van Kampen Municipal Income Fund - Class A, B, C, and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Municipal Income Fund	563	751	955	1,541
Class B, Invesco Van Kampen Municipal Income Fund	669	823	1,102	1,766
Class C, Invesco Van Kampen Municipal Income Fund	269	523	902	1,965
Class Y, Invesco Van Kampen Municipal Income Fund	67	211	368	822

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen Municipal Income Fund Summary - Invesco Van Kampen Municipal Income Fund - Class A, B, C, and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Municipal Income Fund	563	751	955	1,541
Class B, Invesco Van Kampen Municipal Income Fund	169	523	902	1,766
Class C, Invesco Van Kampen Municipal Income Fund	169	523	902	1,965
Class Y, Invesco Van Kampen Municipal Income Fund	67	211	368	822

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Municipal Income Fund (the predecessor fund) and the Fund for the most recent fiscal year was 10% of the average value of the portfolio.”